Vessels, Port Terminals and Other Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2015
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminal and other fixed assets, net

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 51,348	$ (7,742)	$ 43,606
Additions	23,947	(1,597)	22,350
Disposals	(22)	22	—

Balance December 31, 2013	$ 75,273	$ (9,317)	$ 65,956
Additions	3,112	(2,129)	983

Balance December 31, 2014	$ 78,385	$ (11,446)	$ 66,939
Additions	1,266	(2,173)	(907)

Balance December 31, 2015	$ 79,651	$ (13,619)	$ 66,032

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 27,141	$ (6,509)	$ 20,632
Additions	616	(1,256)	(640)

Balance December 31, 2013	$ 27,757	$ (7,765)	$ 19,992
Additions	257	(1,256)	(999)

Balance December 31, 2014	$ 28,014	$ (9,021)	$ 18,993
Additions	1,021	(1,258)	(237)

Balance December 31, 2015	$ 29,035	$ (10,279)	$ 18,756

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 355,626	$ (77,400)	$ 278,226
Additions	9,972	(16,384)	(6,412)
Transfers	3,030	—	3,030

Balance December 31, 2013	$ 368,628	$ (93,784)	$ 274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)

Balance December 31, 2014	$ 464,968	$ (111,139)	$ 353,829
Additions	6,188	(20,007)	(13,819)
Restructuring of capital lease	(210)	—	(210)

Balance December 31, 2015	$ 470,946	$ (131,146)	$ 339,800

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 6,069	$ (1,029)	$ 5,040
Additions	1,997	(318)	1,679
Transfers	(3,030)	—	(3,030)

Balance December 31, 2013	$ 5,036	$ (1,347)	$ 3,689
Additions	699	(524)	175

Balance December 31, 2014	$ 5,735	$ (1,871)	$ 3,864
Additions	116	(708)	(592)

Balance December 31, 2015	$ 5,851	$ (2,579)	$ 3,272

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 440,184	$ (92,680)	$ 347,504
Additions	36,532	(19,555)	16,977
Disposals	(22)	22	—

Balance December 31, 2013	$ 476,694	$ (112,213)	$ 364,481
Additions	100,455	(21,264)	79,191
Write-off	(47)	—	(47)

Balance December 31, 2014	$ 577,102	$ (133,477)	$ 443,625
Additions	8,591	(24,146)	(15,555)
Restructuring of capital lease	(210)	—	(210)

Balance December 31, 2015	$ 585,483	$ (157,623)	$ 427,860

Schedule of leased property under capital leases

Vessels	December 31, 2015
San San H and Ferni H	$ 32,737
Less: Accumulated amortization	(3,670)

Net book value	$ 29,067

Schedule of future minimum lease payments under capital leases

Payment Due by Period	December 31, 2015
2016	$ 3,489
2017	3,517
2018	2,190
2019	2,190
2020	11,130

Total future minimum lease payments(1)	22,516
Less: amount representing interest(2)	(1,867)

Present value of future minimum lease payments(3)	$ 20,649

(1)      There are no minimum sublease rentals to be reduced by minimum payments.
(2)      Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)      Reflected in the balance sheet as obligations under capital leases.